Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss)
21.	Accumulated Other Comprehensive Income (Loss)

The following tables reflect the changes in accumulated other comprehensive (loss) income by component (in thousands):

	Year Ended December 31, 2013
	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
Balance, December 31, 2012	$—	$46,181	$10,580	$56,761
Other comprehensive (loss) income before reclassifications	—	(53,619)	5,938	(47,681)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings	—	—	—	—

Net current-period other comprehensive (loss) income	—	(53,619)	5,938	(47,681)

Balance, December 31, 2013	$—	$(7,438)	$16,518	$9,080

	Year Ended December 31, 2012
	Gains and Losses on Hedging Derivatives	Foreign Currency Gain (Loss)	Adjustment to Early Retiree Medical Plan	Total
Balance, December 31, 2011	$(40,250)	$(12,311)	$14,384	$(38,177)
Other comprehensive (loss) income before reclassifications	—	58,785	(3,804)	54,981
Amounts reclassified from accumulated other comprehensive (loss) income into earnings (1)	40,250	—	—	40,250

Net current-period other comprehensive (loss) income	40,250	58,785	(3,804)	95,231
Other	—	(293)	—	(293)

Balance, December 31, 2012	$—	$46,181	$10,580	$56,761

1–	Includes $40,250 net-of-tax impact of accumulated other comprehensive income reclassifications into Cost of Products Sold for net losses on commodity contracts. The tax impact of this reclassification was $23,900.